******************************* FORM N-PX REPORT ******************************

ICA File Number: 811-09761
Reporting Period: 07/01/2011 - 06/30/2012
Direxion Insurance Trust


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-09761


The Direxion Insurance Trust
(Exact name of registrant as specified in charter)


Daniel ONeill
1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)


U.S. Bancorp Fund Services, LLC
615 E. Michigan Avenue
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: 646-572-3390


Date of fiscal year end: December 31, 2012


Date of reporting period: June 30, 2012


Item 1. Proxy Voting Record.


======================= Direxion Dynamic VP HY Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Direxion Insurance Trust


By (Signature and Title)   /s/ Daniel ONeill
                  Daniel ONeill, President


Date        7/31/2012



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